DEFERRED TAX ASSETS/ LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Tax Assets Liabilities
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
	December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
Deferred tax assets	74	74	54
Deferred tax liabilities	-	(100)	(73)
	74	(26)	(19)

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES RECOGNIZED BY THE COMPANY

Following are the major deferred tax assets and liabilities recognized by the Company:

	Property, plant and equipment	Provisions	Tax losses	Total
	SGD’000	SGD’000	SGD’000	SGD’000

As of January 1, 2022	(156)	5	163	12
Recognized in statements of income	192	-	(138)	54
As of December 31, 2022	36	5	25	66
Recognized in statements of income	33	-	(25)	8
As of December 31, 2023	69	5	-	74
Recognized in statements of income	(100)	-	-	(100)
As of December 31, 2024	(31)	5	-	(26)